Investment Securities (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due within 1 year	$ 973
Due after 1 year through 5 years	421
Due after 5 years through 10 years	217
Due after 10 years	5,046
Total	6,657
Estimated Fair Value
Estimated Fair Value, Due within 1 year	983
Estimated Fair Value, Due after 1 year through 5 years	429
Estimated Fair Value, Due after 5 years through 10 years	227
Estimated Fair Value, Due after 10 years	5,094
Total	$ 6,733